Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Payables [Line Items]
Trade accounts payable	€ 2,716	€ 2,669
Accrued customer marketing costs	1,424	1,376
Accrued deposits	400	392
Accrued compensation and benefits	492	500
Accrued taxes	656	389
Other accrued expenses	497	460
Total trade and other payables	6,185	5,786
Value added tax payables	287
Spain
Trade And Other Payables [Line Items]
Value added tax payables	€ 287	€ 61